CLAYMORE EXCHANGE-TRADED FUND TRUST
Guggenheim Enhanced Short Duration ETF
(the “Fund”)

Supplement to the Fund’s Prospectus and Statement of Additional Information (“SAI”) dated September 28, 2016, as supplemented

Effective immediately, the “Summary Information—Guggenheim Enhanced Short Duration ETF (GSY)—Management of the Fund” section of the Prospectus is hereby deleted and replaced with the following:

Guggenheim Funds Investment Advisors, LLC serves as the investment adviser of the Fund. Guggenheim Partners Investment Management, LLC serves as the investment sub-adviser of the Fund. The portfolio managers who are currently responsible for the day-to-day management of the Fund’s portfolio are B. Scott Minerd, Anne Walsh, CFA, James Michal, Steve Brown, CFA, and Kris Dorr. Messrs. Minerd and Michal have each managed the Fund’s portfolio since May 2012. Ms. Walsh has managed the Fund’s portfolio since June 2011. Mr. Brown has managed the Fund’s portfolio since September 2013. Ms. Dorr has managed the Fund’s portfolio since January 2017.

Effective immediately, the first paragraph of the “Investment Management Services—Portfolio Managers” section of the Prospectus is hereby deleted and replaced with the following:

The portfolio managers who are currently responsible for the day-to-day management of the Fund’s portfolio are B. Scott Minerd, Anne Walsh, CFA, James Michal, Steven H. Brown, CFA, and Kris Dorr. Messrs. Minerd and Michal have each managed the Fund’s portfolio since May 2012. Ms. Walsh has managed the Fund’s portfolio since June 2011. Mr. Brown has managed the Fund’s portfolio since September 2013. Ms. Dorr has managed the Fund’s portfolio since January 2017.

Effective immediately the following is hereby added to the “Investment Management Services—Portfolio Managers” section of the Prospectus:

Ms. Dorr is a Director and Portfolio Manager of Guggenheim. Ms. Dorr joined Guggenheim in 2011 as a portfolio manager and trader focusing on short duration cash management where she is responsible for investing the liquidity portion of several mutual funds, ETFs and affiliated funding vehicles.  In this role, Ms. Dorr identifies and implements securities appropriate for inclusion into each mandate utilizing short-term money market and liquidity instruments.  Additionally, Ms. Dorr works closely with product management, distribution and marketing to support growth of the funds.  Prior to joining Guggenheim, Ms. Dorr was a senior portfolio manager within UBS Global Asset Management, where she was responsible for the management of multiple separate account fixed income portfolios for Institutional, Central Bank and Sovereign clients.   Management of these assets included setting investment strategy, sector allocation and curve positioning.  Ms. Dorr began her career as a trader in the Options Portfolio Service group at Kidder Peabody, later becoming a portfolio manager on several retail and institutional 2a-7 money market funds. Ms. Dorr brings more than 33 years of fixed income investment experience to the firm. Ms. Dorr holds a B.A. in Economics from Montclair State University.

Effective immediately, the “Management—Remuneration of Trustees and Officers—Portfolio Managers” section of the SAI is hereby deleted and replaced with the following:

Portfolio Managers. The portfolio managers who are currently responsible for the day-to-day management of the Fund’s portfolio are B. Scott Minerd, Anne Walsh, CFA, James Michal, Steve Brown, CFA, and Kris Dorr. Messrs. Minerd and Michal have each managed the Fund’s portfolio since May 2012. Ms. Walsh has managed the Fund’s portfolio since June 2011. Mr. Brown has managed the Fund’s portfolio since September 2013. Ms. Dorr has managed the Fund’s portfolio since January 2017.

Effective immediately, the first sentence of the “Management—Remuneration of Trustees and Officers—Other Accounts Managed by the Portfolio Managers” section of the SAI is hereby deleted and replaced with the following:

As of May 31, 2016, Messrs. Minerd, Michal and Brown and Ms. Walsh managed the following other registered investment companies, pooled investment vehicles or other accounts. As of December 31, 2016, Ms. Dorr did not manage any other registered investment companies, pooled investment vehicles or other accounts.

Effective immediately, the “Management—Remuneration of Trustees and Officers—Securities Ownership of the Portfolio Managers” section of the SAI is hereby deleted and replaced with the following:

Securities Ownership of the Portfolio Managers. As of May 31, 2016, Mr. Minerd owned between $100,001-$500,000 of Fund Shares; Ms. Walsh owned between $100,001-$500,000 of Fund Shares; and Messrs. Michal and Brown did not own any Fund Shares. As of January 31, 2017, Ms. Dorr did not own any Fund Shares.

Claymore Exchange-Traded Fund Trust
227 West Monroe Street
Chicago, Illinois 60606

Please Retain This Supplement for Future Reference

February 3, 2017	GSY-COMBO-SUP4

CLAYMORE EXCHANGE-TRADED FUND TRUST
Guggenheim S&P Global Dividend Opportunities Index ETF
(the “Fund”)

Supplement to the Fund’s Prospectus and Statement of Additional Information (“SAI”) dated September 28, 2016, as supplemented

Effective immediately, the “Summary Information—Guggenheim S&P Global Dividend Opportunities Index ETF (LVL)—Management of the Fund” section of the Prospectus is hereby deleted and replaced with the following:

Guggenheim Funds Investment Advisors, LLC serves as the investment adviser of the Fund. The portfolio managers who are currently responsible for the day-to-day management of the Fund’s portfolio are Michael P. Byrum, CFA, Senior Managing Director and Portfolio Manager, James R. King, CFA, Managing Director and Portfolio Manager, and Cindy Gao, ETF Analyst. Messrs. Byrum and King have each managed the Fund’s portfolio since December 2013. Ms. Gao has managed the Fund’s portfolio since January 2017.

Effective immediately, the second paragraph of the “Investment Management Services—Portfolio Managers” section of the Prospectus is hereby deleted and replaced with the following:

The portfolio managers who are currently responsible for the day-to-day management of the Guggenheim S&P Global Dividend Opportunities Index ETF’s portfolio are Michael P. Byrum, CFA, Senior Managing Director and Portfolio Manager, James R. King, CFA, Managing Director and Portfolio Manager, and Cindy Gao, ETF Analyst. Messrs. Byrum and King have each managed the Fund’s portfolio since December 2013. Ms. Gao has managed the Fund’s portfolio since January 2017.

Effective immediately the following is hereby added to the “Investment Management Services—Portfolio Managers” section of the Prospectus:

Ms. Gao is an ETF Analyst, ETF Portfolio Management of Guggenheim Investments, and joined Guggenheim Investments in December 2010. Prior to joining Guggenheim Investments, Ms. Gao served as an analyst at Blue Cross Blue Shield of Illinois from 2008-2010. Ms. Gao received a M.S. in Accounting from the University of Illinois at Chicago.

Effective immediately, the “Management—Remuneration of Trustees and Officers—Portfolio Managers” section of the SAI is hereby deleted and replaced with the following:

Portfolio Managers. Michael P. Byrum, CFA, Senior Managing Director and Portfolio Manager of Guggenheim Investments, James R. King, CFA, Managing Director and Portfolio Manager of Guggenheim Investments, and Cindy Gao, ETF Analyst of Guggenheim Investments, serve as portfolio managers for the Fund and are responsible for the day-to-day management of the Fund’s portfolio.

Effective immediately, the following is hereby added to the “Management—Remuneration of Trustees and Officers—Other Accounts Managed by the Portfolio Managers” section of the SAI:

Cindy Gao:*

TYPE OF ACCOUNT	NUMBER OF ACCOUNTS	TOTAL ASSETS IN THE ACCOUNTS	NUMBER OF ACCOUNTS IN WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE	TOTAL ASSETS IN THE ACCOUNTS IN WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE
Registered Investment Companies	12	$1,215,465,992	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
 ___________
*As of December 31, 2016

Effective immediately, the “Management—Remuneration of Trustees and Officers—Securities Ownership of the Portfolio Managers” section of the SAI is hereby deleted and replaced with the following:

Securities Ownership of the Portfolio Managers. As of August 31, 2016, Messrs. Byrum and King did not own any Shares. As of January 31, 2017, Ms. Gao did not own any Shares.

Claymore Exchange-Traded Fund Trust
227 West Monroe Street
Chicago, Illinois 60606

Please Retain This Supplement for Future Reference

February 3, 2017	LVL-COMBO-SUP